ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 24, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 AAM S&P 500 High Dividend Value ETF (S000059242) AAM S&P Emerging Markets High Dividend Value ETF (S000059243)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (collectively, the “Funds”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated October 18, 2017, and filed electronically as Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N‑1A on October 18, 2017.

If you have any questions or require further information, please contact Stacie Lamb at (414) 765‑4850 or Stacie.lamb@usbank.com.

Sincerely,

/s/Stacie L. Lamb
Stacie L. Lamb, Esq.
Assistant Secretary